UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07096

Investment Grade Municipal Income Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Item 1. Schedule of Investments

Investment Grade Municipal Income Fund Inc.
Schedule of investments – June 30, 2007 (unaudited)

Principal
amount		Moody’s	S&P	Maturity	Interest
(000) ($)		rating	rating	dates	rates (%)		Value ($)

Long-term municipal bonds—160.79%

Alaska — 2.00%
1,000	Alaska International Airports Revenue
	Refunding-Series A (MBIA Insured)[1]	Aaa	AAA	10/01/19	5.000		1,037,440

1,000	Alaska International Airports Revenue
	Refunding-Series A (MBIA Insured)[1]	Aaa	AAA	10/01/20	5.000		1,033,610

1,000	Alaska International Airports Revenue
	Refunding-Series A (MBIA Insured)[1]	Aaa	AAA	10/01/21	5.000		1,030,560

							3,101,610

Arizona — 1.61%
2,380	Arizona State Transportation Board Highway
	Revenue-Series B	Aa1	AAA	07/01/18	5.250		2,498,334

Arkansas — 0.94%
1,435	Little Rock Capital Improvement Revenue
	Parks & Recreation Projects-Series A	NR	NR	01/01/18	5.700		1,464,805

California — 36.85%
5,000	California Educational Facilities Authority
	Revenue Refunding-Pepperdine University-
	Series A (FGIC Insured)	Aaa	AAA	09/01/33	5.000		5,118,550

5,000	California Health Facilities Financing
	Authority Revenue-Kaiser Permanente-Series A	NR	A+	04/01/39	5.250		5,119,400

5,000	California State Refunding	A1	A+	05/01/27	5.000		5,120,150

3,000	California State Refunding-Series 2	A1	A+	09/01/27	5.000		3,078,360

3,000	California Statewide Communities
	Development Authority Apartment
	Development Revenue Refunding-Irvine
	Apartment Communities-Series A-3
	(Mandatory Put 05/17/10 @ 100)	NR	BBB+	05/15/25	5.100	[2]	3,063,120

1,750	California Statewide Communities
	Development Authority Revenue-Kaiser
	Permanente-Series H (Mandatory Put
	05/01/08 @ 100)	NR	A+	04/01/34	2.625	[2]	1,722,910

2,150	Fontana Redevelopment Agency Tax
	Allocation Refunding-Jurupa Hills
	Redevelopment Project A	NR	A-	10/01/17	5.500		2,217,811

6,250	Los Angeles Wastewater System Revenue
	Refunding-Series A (FSA Insured)	Aaa	AAA	06/01/32	5.000		6,411,937

5,000	Los Angeles Water & Power Revenue Power
	System-Series A, Subseries A-2 (MBIA
	Insured)	Aaa	AAA	07/01/27	5.000		5,153,700

10,000	Sacramento County Sanitation District
	Financing Authority Revenue Refunding
	(AMBAC Insured)	Aaa	AAA	12/01/27	5.000		10,257,100

2,600	San Diego County Regional Airport Authority
	Airport Revenue Refunding (AMBAC
	Insured)[1]	Aaa	AAA	07/01/16	5.250		2,773,810

2,000	San Francisco City & County Public Utilities
	Commission Water Revenue-Series A (MBIA
	Insured)	Aaa	AAA	11/01/25	5.000		2,055,680

Investment Grade Municipal Income Fund Inc.
Schedule of investments – June 30, 2007 (unaudited)

Principal
amount		Moody’s	S&P	Maturity	Interest
(000) ($)		rating	rating	dates	rates (%)		Value ($)

Long-term municipal bonds—(continued)

California—(concluded)
5,000	University of California Revenue-Series A
	(AMBAC Insured)[3]	Aaa	AAA	05/15/28	5.000		5,137,350

							57,229,878

Colorado — 4.86%
3,000	Colorado Health Facilities Authority Revenue
	Refunding-Adventist Health/Sunbelt-Series E	A2	A+	11/15/18	5.125	[2]	3,107,160

3,000	Colorado Health Facilities Authority Revenue
	Refunding-Adventist Health/Sunbelt-Series E	A2	A+	11/15/19	5.125	[2]	3,095,640

1,293	University of Colorado Participation Interests	NR	A+	12/01/13	6.000		1,353,324

							7,556,124

Florida — 4.02%
3,350	Florida State Board of Education Capital
	Outlay-Series E (FGIC Insured)	Aaa	AAA	06/01/24	5.000		3,450,466

2,700	Miami-Dade County Aviation Revenue
	Refunding-Miami International Airport-Series
	B (XLCA Insured)[1]	Aaa	AAA	10/01/18	5.000		2,790,180

							6,240,646

Illinois — 12.27%
11,270	Chicago O’Hare International Airport
	Revenue-General-Third Lien-Series D (MBIA Insured)[1]	Aaa	AAA	01/01/26	5.000		11,428,682

1,200	Illinois Educational Facilities Authority
	Revenue Refunding-Augustana College-Series A	Baa1	NR	10/01/22	5.625		1,245,408

6,000	Illinois Finance Authority Revenue-University
	of Chicago-Series A	Aa1	AA	07/01/34	5.000		6,131,520

250	Metropolitan Pier & Exposition Authority
	Dedicated State Tax Revenue	A1	AAA	06/15/27	6.500		250,460

							19,056,070

Indiana — 5.25%
4,000	Indiana Health & Educational Facilities
	Financing Authority Hospital Revenue
	Refunding-Clarian Health Obligation Group-Series B	A2	A+	02/15/21	5.000		4,041,680

4,000	Indianapolis Airport Authority Revenue
	Refunding-Special Facilities-FedEx Corp. Project[1]	Baa2	BBB	01/15/17	5.100		4,113,760

							8,155,440

Kentucky — 1.41%
2,080	Kenton County Airport Board Airport
	Revenue-Cincinnati/Northern Kentucky-Series
	B (MBIA Insured)[1]	Aaa	AAA	03/01/18	5.500		2,191,488

Massachusetts — 4.61%
6,000	Massachusetts Health & Educational Facilities
	Authority Revenue-Harvard University-Series DD	Aaa	AAA	07/15/35	5.000		6,127,740

Investment Grade Municipal Income Fund Inc.
Schedule of investments – June 30, 2007 (unaudited)

Principal
amount		Moody’s	S&P	Maturity	Interest
(000) ($)		rating	rating	dates	rates (%)	Value ($)

Long-term municipal bonds—(continued)

Massachusetts—(concluded)
1,000	Massachusetts Port Authority Revenue-US
	Airways Project (MBIA Insured)[1]	Aaa	AAA	09/01/21	6.000	1,040,140

						7,167,880

Michigan — 5.24%
5,000	Michigan State Hospital Finance Authority
	Revenue Refunding-Trinity Health Credit
	Group-Series D	Aa2	AA-	08/15/25	5.000	5,079,800

3,000	Michigan State Hospital Finance Authority
	Revenue-Trinity Health Credit Group-Series A	Aa2	AA-	12/01/26	5.000	3,051,750

						8,131,550

Minnesota — 0.98%
1,500	Shakopee Health Care Facilities Revenue-
	Saint Francis Regional Medical Center	NR	BBB	09/01/17	5.000	1,525,200

New Jersey — 3.48%
5,000	New Jersey Transportation Trust Fund
	Authority Transportation System-Series A	A1	AA-	12/15/20	5.250	5,401,700

New York — 16.35%
1,765	Metropolitan Transportation Authority New
	York Dedicated Tax Fund-Series A (FSA Insured)	Aaa	AAA	11/15/24	5.250	1,860,239

4,815	New York City General Obligation-Series O	A1	AA-	06/01/24	5.000	4,960,846

2,000	New York City Industrial Development
	Agency Special Facilities Revenue-Terminal
	One Group Association Project[1]	A3	BBB+	01/01/15	5.500	2,145,940

2,750	New York City Industrial Development
	Agency Special Facilities Revenue-Terminal
	One Group Association Project[1]	A3	BBB+	01/01/17	5.500 [2]	2,944,562

3,250	New York City Industrial Development
	Agency Special Facilities Revenue-Terminal
	One Group Association Project[1]	A3	BBB+	01/01/18	5.500	3,463,395

3,140	Triborough Bridge & Tunnel Authority
	Revenue Refunding-Series B	Aa2	AA-	11/15/19	5.250	3,309,435

6,400	Triborough Bridge & Tunnel Authority
	Revenue-Subordinate Bonds	Aa3	A+	11/15/30	5.250	6,702,976

						25,387,393

North Carolina — 10.88%
3,065	North Carolina Eastern Municipal Power
	Agency Power System Revenue-Series A
	(Escrowed to Maturity)	Baa2	AAA	01/01/21	6.400	3,597,114

5,000	North Carolina Medical Care Commission
	Health Care Facilities Revenue-Novant Health
	Obligation Group	Aa3	AA-	11/01/34	5.000	5,074,250

8,745	North Carolina State Public Improvement-
	Series A	Aa1	AAA	03/01/24	4.000	8,235,604

						16,906,968

Ohio — 6.82%
2,185	Ohio State Higher Education-Series B	Aa1	AA+	11/01/17	5.250	2,298,052

Investment Grade Municipal Income Fund Inc.
Schedule of investments – June 30, 2007 (unaudited)

Principal
amount		Moody’s	S&P	Maturity	Interest
(000) ($)		rating	rating	dates	rates (%)	Value ($)

Long-term municipal bonds—(continued)

Ohio—(concluded)
8,000	Ohio State Water Development Authority
	Water Pollution Control Revenue-Water Quality	Aaa	AAA	06/01/24	5.000	8,302,800

						10,600,852

Pennsylvania — 1.97%
3,000	Susquehanna Area Regional Airport Authority
	Airport System Revenue-Subseries D	Ba1	NR	01/01/18	5.375	3,056,310

Puerto Rico — 8.42%
3,000	Puerto Rico Commonwealth Highway &
	Transportation Authority Revenue Refunding-
	Series N	Baa3	BBB+	07/01/22	5.500	3,256,320

3,000	Puerto Rico Housing Finance Authority-
	Capital Funding Program (HUD Insured)	Aa3	AA	12/01/18	5.000	3,118,530

6,465	University of Puerto Rico-Revenue System-
	Series Q	Baa2	BBB	06/01/17	5.000	6,710,735

						13,085,585

South Carolina — 9.03%
7,570	Charleston Educational Excellence Financing
	Corp. Revenue-Charleston County School
	District Project	A1	AA-	12/01/24	5.000	7,793,315

5,000	Greenville County School District Installment
	Purchase Refunding-Building Equity Sooner-
	Series AGC	Aa3	AA-	12/01/24	5.000	5,166,800

1,000	Greenville Waterworks Revenue	Aa1	AAA	02/01/20	5.250	1,058,930

						14,019,045

South Dakota — 0.64%
975	Standing Rock New Public Housing[4]	NR	NR	08/07/13	6.000	987,576

Tennessee — 2.31%
1,000	Memphis-Shelby County Airport Authority
	Airport Revenue-Series D (AMBAC Insured)[1]	Aaa	AAA	03/01/24	6.000	1,050,300

2,500	Memphis-Shelby County Airport Authority
	Special Facilities Revenue Refunding-Federal Express Corp.	Baa2	BBB	09/01/09	5.000	2,537,850

						3,588,150

Texas — 17.88%
3,700	Coastal Bend Health Facilities Development
	Corp.-Incarnate Word Health System-Series A
	(Escrowed to Maturity) (AMBAC Insured)	Aaa	AAA	01/01/17	6.300	4,048,947

6,278	Harris County Texas Lease[5]	NR	NR	05/01/20	6.750	6,556,952

3,007	Houston Community College System
	Participation Interests[5]	NR	NR	06/15/25	7.875	3,387,102

1,485	Lower Colorado River Authority
	Transmission Contract Revenue-LCRA
	Transmission Services Corp. Project B (FSA Insured)	Aaa	AAA	05/15/20	5.250	1,550,384

2,000	San Leanna Educational Facilities Corp.
	Higher Educational Revenue Refunding-Saint
	Edwards University Project	Baa2	BBB+	06/01/18	5.000	2,048,660

Investment Grade Municipal Income Fund Inc.
Schedule of investments – June 30, 2007 (unaudited)

Principal
amount		Moody’s	S&P	Maturity	Interest
(000) ($)		rating	rating	dates	rates (%)	Value ($)

Long-term municipal bonds—(concluded)

Texas—(concluded)
5,000	Tarrant County Cultural Education Facilities
	Finance Corp. Revenue Refunding-Texas
	Health Resources-Series A	Aa3	AA-	02/15/19	5.000	5,169,250

5,000	Texas State Water Development-Series D	Aa1	AA	08/01/19	5.000	5,004,250

						27,765,545

Washington — 2.97%
4,225	Chelan County Public Utility District No. 001
	Consolidated Revenue Refunding-Chelan
	Hydropower-Series A (MBIA Insured)[1]	Aaa	AAA	07/01/32	6.050	4,618,221

Total long-term municipal bonds (cost—$249,977,899)						249,736,370

Short-term municipal notes[6]—8.11%

Illinois — 0.96%
1,400	Chicago Midway Airport Revenue-Second
	Lien-Series A (MBIA Insured)[1]	VMIG-1	A-1+	07/02/07	3.860	1,400,000

100	Illinois Health Facilities Authority Revenue-
	University of Chicago Hospitals Project-Series C (MBIA Insured)	VMIG-1	A-1+	07/02/07	3.800	100,000

						1,500,000

Indiana — 0.26%
400	Indiana Development Finance Authority
	Environmental Revenue-Republic Services
	Inc. Project[1]	VMIG-1	NR	07/02/07	3.820	400,000

Texas — 6.57%
6,300	Harris County Health Facilities Development
	Corp. Revenue-Methodist Hospital Systems-Series A	NR	A-1+	07/02/07	3.790	6,300,000

3,900	Texas Water Development Board Revenue
	Refunding-State Revolving-Sub Lien-A	VMIG-1	A-1+	07/02/07	3.790	3,900,000

						10,200,000

Virginia — 0.32%
500	King George County Industrial Development
	Authority Exempt Facilities Revenue-
	Birchwood Power Partners-Series A1	NR	A-1+	07/02/07	3.870	500,000

Total short-term municipal notes (cost — $12,600,000)						12,600,000

Total investments (cost — $262,577,899)[7,8] — 168.90%						262,336,370

Other assets in excess of liabilities — 1.92%						2,980,893

Liquidation value of auction preferred shares — (70.82)%						(110,000,000)

Net assets applicable to common shareholders — 100.00%						155,317,263

1	Security subject to Alternative Minimum Tax.

2	Floating rate security. The interest rate shown is the current rate as of June 30, 2007.

3	Partial amount delivered to broker as collateral for futures transactions.

4	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.64% of net assets applicable to common shareholders as of June 30, 2007, is considered illiquid and restricted (See table below for more information).

			Acquisition		Market
			cost as a		value as a
			percentage		percentage
Illiquid and	Acquisition	Acquisition	of common	Market	of common
restricted security	date	cost ($)	net assets (%)	value ($)	net assets (%)

Standing Rock New Public Housing, 6.000%, 08/07/13	08/08/02	974,844	0.63	987,576	0.64

Investment Grade Municipal Income Fund Inc.
Schedule of investments – June 30, 2007 (unaudited)

5	The securities detailed in the table below are considered illiquid and restricted and represent 6.40% of net assets applicable to common shareholders as of June 30, 2007.

			Acquisition		Market
			cost as a		value as a
			percentage		percentage
Illiquid and	Acquisition	Acquisition	of common	Market	of common
restricted securities	dates	cost ($)	net assets (%)	value ($)	net assets (%)

Harris County Texas Lease,
6.750%, 05/01/20	09/07/00	6,278,020	4.04	6,556,952	4.22

Houston Community College System Participation Interests, 7.875%, 06/15/25	04/22/02	3,007,095	1.94	3,387,102	2.18

		9,285,115	5.98	9,944,054	6.40

6	Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of June 30, 2007.

7	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at June 30, 2007 were $2,360,716 and $2,602,245, respectively, resulting in net unrealized depreciation of investments of $241,529.

8	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value. Securities traded in the over-the-counter (“OTC”) market are valued at the last bid price available on the valuation date prior to valuation.

AMBAC	American Municipal Bond Assurance Corporation

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance

HUD	Housing and Urban Development

MBIA	Municipal Bond Investors Assurance

NR	Not Rated

XLCA	XL Capital Assurance

Futures contracts

Number of		Expiration		Current	Unrealized
contracts	Sale contracts	date	Proceeds ($)	value ($)	appreciation ($)

125	US Treasury Bond 30 Year Futures	September 2007	13,569,088	13,468,750	100,338

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated March 31, 2007.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Municipal Income Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	August 29, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	August 29, 2007